Debentures and Long-term Loans from Financial Institutions (Schedule of Movement in liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	₪ (3,556)	₪ (4,183)
Changes from financing cash flows
Payments for derivative contracts, net	15	3	₪ 13
Receipt of long-term loans from financial institutions	78	(200)
Repayment of debentures	556	864	732
Proceeds from issuance of debentures, net of issuance costs	(997)
Interest paid	126	175	185
Acquisition of non-controlling interests	19
Dividend paid		1	1
Net cash from (used in) financing activities	(203)	843
Financing expenses recognized in profit or loss	(170)	(182)
Effect of initial application of IFRS 9		(34)
Balance as at December 31	(3,929)	(3,556)	(4,183)
Loan [member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(540)	(340)
Changes from financing cash flows
Payments for derivative contracts, net
Receipt of long-term loans from financial institutions	78	(200)
Repayment of debentures
Proceeds from issuance of debentures, net of issuance costs
Interest paid
Acquisition of non-controlling interests
Dividend paid
Net cash from (used in) financing activities	78	(200)
Financing expenses recognized in profit or loss
Effect of initial application of IFRS 9
Balance as at December 31	(462)	(540)	(340)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(2,934)	(3,729)
Changes from financing cash flows
Payments for derivative contracts, net
Receipt of long-term loans from financial institutions
Repayment of debentures	556	864
Proceeds from issuance of debentures, net of issuance costs	(997)
Interest paid
Acquisition of non-controlling interests
Dividend paid
Net cash from (used in) financing activities	(441)	864
Financing expenses recognized in profit or loss	(28)	(35)
Effect of initial application of IFRS 9		(34)
Balance as at December 31	(3,403)	(2,934)	(3,729)
Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(17)	(17)
Changes from financing cash flows
Payments for derivative contracts, net	15	3
Receipt of long-term loans from financial institutions
Repayment of debentures
Proceeds from issuance of debentures, net of issuance costs
Interest paid
Acquisition of non-controlling interests
Dividend paid
Net cash from (used in) financing activities	15	3
Financing expenses recognized in profit or loss	1	(3)
Effect of initial application of IFRS 9
Balance as at December 31	(1)	(17)	(17)
Interest payable [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(54)	(86)
Changes from financing cash flows
Payments for derivative contracts, net
Receipt of long-term loans from financial institutions
Repayment of debentures
Proceeds from issuance of debentures, net of issuance costs
Interest paid	126	175
Acquisition of non-controlling interests
Dividend paid
Net cash from (used in) financing activities	126	175
Financing expenses recognized in profit or loss	(135)	(143)
Effect of initial application of IFRS 9
Balance as at December 31	(63)	(54)	(86)
Put options of non-controlling interests [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(11)	(11)
Changes from financing cash flows
Payments for derivative contracts, net
Receipt of long-term loans from financial institutions
Repayment of debentures
Proceeds from issuance of debentures, net of issuance costs
Interest paid
Acquisition of non-controlling interests	19
Dividend paid		1
Net cash from (used in) financing activities	19	1
Financing expenses recognized in profit or loss	(8)	(1)
Effect of initial application of IFRS 9
Balance as at December 31		₪ (11)	₪ (11)